Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedules of Concentration of Risk Percentage

During the years ended December 31, 2023 and 2022, three of the Company’s customers accounted for more than 10% of revenue:

	2023	2022
Revenue:
Customer A	38.6%	39.7%
Customer B	11.0%	11.3%

As at December 31, 2023 and 2022, the following customers accounted for more than 10% of the Company’s accounts receivable:

	2023	2022
Accounts receivable:
Customer A	7.9%	22.4%
Customer B	13.8%	3.0%
Customer I	14.7%	-%
Customer J	15.6%	-%

The top three suppliers that individually represented greater than 10% of total cost of revenue of the Company for the years ended December 31, 2023 and 2022 were as follows:

	2023	2022
Cost of revenue:
Supplier A	15.7%	30.7%
Supplier B	2.7%	10.4%
Supplier C	13.4%	17.4%

As at December 31, 2023 and 2022, the following suppliers accounted for more than 10% of the Company’s accounts payable:

	2023	2022
Accounts payable:
Supplier B	1.7%	13.1%
Supplier C	18.7%	26.3%
Supplier E	18.5%	7.9%
Supplier F	14.1%	-%
Supplier I	-%	21.5%
Supplier J	-%	12.0%

Schedule of Fixed Assets Category
Fixed Asset Category	Useful lives
Computer Software	3 years
Furniture, Fixtures and Equipment	5 years
Leasehold Improvements	Lesser of lease term or life of assets
Motor Vehicles	5 years